New accounting standards not yet in effect (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Summary of Accounting Standards

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Standard	Effective as of
IFRS 18– Presentation and disclosure in financial statements	January 1, 2027